                                                                                                                   SCUDDER
                                                                                                                INVESTMENTS


Supplement to the currently effective Prospectus for each of the listed
Portfolios:


Scudder Variable Series I               Scudder Variable Series II                       Scudder Technology Growth Portfolio
   21st Century Growth Portfolio           Scudder Aggressive Growth Portfolio           Scudder Total Return Portfolio
   Balanced Portfolio                      Scudder Blue Chip Portfolio                   SVS Dreman Financial Services Portfolio
   Bond Portfolio                          Scudder Contrarian Value Portfolio            SVS Dreman High Return Equity Portfolio
   Capital Growth Portfolio                Scudder Global Blue Chip Portfolio            SVS Dreman Small Cap Value Portfolio
   Global Discovery Portfolio              Scudder Government Securities Portfolio       SVS Dynamic Growth Portfolio
   Growth and Income Portfolio             Scudder Growth Portfolio                      SVS Focus Value+Growth Portfolio
   Health Sciences Portfolio               Scudder High Yield Portfolio                  SVS Focused Large Cap Growth Portfolio
   International Portfolio                 Scudder International Research Portfolio      SVS Growth And Income Portfolio
   Money Market Portfolio                  Scudder Investment Grade Bond Portfolio       SVS Growth Opportunities Portfolio
                                           Scudder Money Market Portfolio                SVS Index 500 Portfolio
                                           Scudder New Europe Portfolio                  SVS Mid Cap Growth Portfolio
                                           Scudder Small Cap Growth Portfolio            SVS Strategic Equity Portfolio
                                           Scudder Strategic Income Portfolio            SVS Venture Value Portfolio

On April 5, 2002, Zurich Scudder Investments, Inc. ("Zurich Scudder"), the investment advisor of each Portfolio listed above, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Zurich Scudder became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. This supplement reflects the changes to the prospectuses for each Portfolio as a result of this transaction.

Who Manages and Oversees the Portfolios

The Investment Advisor

For all Portfolios, the following replaces the information in each Portfolio's prospectus regarding the investment advisor, with the exception of any information regarding fees paid by the Portfolio to the Advisor:

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each Portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the Portfolio's investment decisions, buys and sells securities for the Portfolio and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The Portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Bankers Trust Company (to be renamed Deutsche Bank Trust Company Americas on April 15, 2002) and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.





April 8, 2002

For Scudder Variable Series II -- SVS Index 500 Portfolio only:

As a result of the acquisition of Zurich Scudder by Deutsche Bank AG on April 5, 2002, the subadvisory agreement between the Portfolio and Deutsche Asset Management will no longer be necessary, and the advisor has agreed to lower the investment management fee rate paid by the Portfolio. The new fee rates, schedules and effective dates are set forth in the following table:

Average Daily Net Assets                                             Fee Rate
--------------------------------------------------------------------------------
SVS Index 500 Portfolio
--------------------------------------------------------------------------------

New Investment Management Fee as of April 5, 2002
--------------------------------------------------------------------------------
first $250 million                                                    0.370%
--------------------------------------------------------------------------------
next $250 million                                                     0.330%
--------------------------------------------------------------------------------
next $500 million                                                     0.310%
--------------------------------------------------------------------------------
next $1.5 billion                                                     0.295%
--------------------------------------------------------------------------------
over $2.5 billion                                                     0.270%
--------------------------------------------------------------------------------


Subadvisor

For Scudder Variable Series II -- SVS Focus Value+Growth Portfolio only:

Effective April 5, 2002, Dreman Value Management, L.L.C., Jersey City, NJ will serve as the subadvisor with respect to the value portion of the Portfolio. Dreman Value Management was founded in 1977 and currently manages over $6 billion in assets.

DeIM pays a fee to Dreman Value Management for acting as subadvisor to the value portion of the Portfolio at an annual rate applied to the portion of the Portfolio's average daily net assets subadvised by Dreman Value Management. The new subadvisory fee schedule for the Portfolio is set forth in the following table.

Average Daily Net Assets                                             Fee Rate
--------------------------------------------------------------------------------
SVS Focus Value+Growth Portfolio
--------------------------------------------------------------------------------
first $250 million                                                    0.40%
--------------------------------------------------------------------------------
next $250 million                                                     0.35%
--------------------------------------------------------------------------------
next $500 million                                                     0.3375%
--------------------------------------------------------------------------------
over $1 billion                                                       0.3150%
--------------------------------------------------------------------------------

For Scudder Variable Series I - International Portfolio and Scudder Variable Series II -Scudder New Europe Portfolio only:

In connection with the acquisition of Zurich Scudder by Deutsche Bank AG, Deutsche Bank AG will be consolidating its investment operations. In this regard, shareholders of the Portfolio recently approved a new subadvisory agreement between the advisor and DeAMIS, One Appold Street, London, England, an affiliate of the advisor. As part of this consolidation process, investment personnel will be moved among Deutsche advisory affiliates and, in the future, each Portfolio's advisor will seek approval from the Portfolio's Board to implement this subadvisory relationship with DeAMIS. During the interim period prior to the implementation of the subadvisory relationship, certain of the Portfolio's portfolio managers will become employees of DeAMIS, and act as consultants to the Portfolio's advisor, under the supervision of the Portfolio's advisor. For more information on the Portfolio's portfolio managers and the capacity in which they will serve the Portfolio during and after the interim period, please refer to the "Portfolio Managers" section of this supplement.

The Portfolio Managers

The following people handle the day-to-day management of each of the following
Portfolios:



Scudder Variable Series I -- 21st Century Growth Portfolio and Scudder Variable Series II: Scudder Aggressive Growth Portfolio and Scudder Small Cap Growth Portfolio

  Sewall Hodges
  CFA, Managing Director of Deutsche Asset Management and Co-Manager of the
  Fund.
    o Joined Deutsche Asset Management in 1995.
    o Joined 21st Century Growth Portfolio in 2002.
    o Joined Scudder Aggressive Growth Portfolio in 1999.
    o Joined Scudder Small Cap Growth Portfolio in 2002.
    o Over 24 years of investment industry experience.
    o MBA, Wharton Business School, University of Pennsylvania.

  Peter Chin
  CFA, Managing Director of Deutsche Asset Management and Co-Manager of the
  Fund.
    o Joined Deutsche Asset Management in 1973.
    o Joined 21st Century Growth Portfolio in 1999.
    o Joined Scudder Aggressive Growth Portfolio in 2002.
    o Joined Scudder Small Cap Growth Portfolio in 2002.
    o Over 33 years of investment industry experience.
    o MBA, Columbia University Graduate School of Business.

  Roy McKay
  CFA, Managing Director of Deutsche Asset Management and Co-Manager of the
  Fund.
    o Joined Deutsche Asset Management in 1988.
    o Joined 21st Century Growth Portfolio in 1999.
    o Joined Scudder Aggressive Growth Portfolio in 2002.
    o Joined Scudder Small Cap Growth Portfolio in 2002.
    o Over 36 years of investment industry experience.
    o MBA, Wharton Business School, University of Pennsylvania.


Scudder Variable Series I -- Balanced Portfolio and Scudder Variable Series II-- Scudder Total Return Portfolio

  William Gadsden
  CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund.
    o Joined Deutsche Asset Management in 1983 and the Funds in 2002.
    o Over 21 years of investment industry experience.
    o MBA, Wharton Business School, University of Pennsylvania.

  J. Christopher Gagnier
  Director of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in 1997 and the Funds in 2002.
    o Prior to that, portfolio manager, Paine Webber (1984-1997).
    o Analyst specializing in asset-backed securities and government investments.

  Warren Davis
  Director of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in 1995 and the Funds in 2002.
    o Analyst specializing in mortgage- and asset-backed securities.
    o MBA, Drexel University.

  Gary Bartlett
  CFA, Director of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in 1992 and the Funds in 2002.
    o Analyst specializing in taxable municipal and government investments.
    o MBA, Drexel University.

  Daniel Taylor
  CFA, Vice President of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in 1998 and the Funds in 2002.
    o Prior to that, fixed income portfolio manager, asset backed securities analyst and senior credit analyst, CoreStates Investment Advisors (1992-1998).
    o Analyst specializing in asset-backed securities and government securities.

  David Baldt
  CFA, Managing Director of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in 1989 and the Funds in 2002.
    o Chief Investment Officer of the Fixed Income Fund Group.

  Thomas Flaherty
  Director of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in 1995 and the Funds in 2002.
    o Analyst specializing in corporate bonds and mortgages.

  Janet Campagna
  Managing Director of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in 1999 and the Funds in 2002.
    o Head of global and tactical asset allocation.
    o Investment strategist and manager of the asset allocation strategies group for Barclays Global Investors from 1994 to 1999.
    o Over ten years of investment industry experience.
    o Master's degree in Social Science from California Institute of Technology.
    o Ph.D, Political Science from University of California at Irvine.

  Andrew Cestone
  Director of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in 1998 and the Funds in 2002.
    o Prior to that, investment analyst, Phoenix Investment Partners, from 1997 to 1998. Prior to that, credit officer, asset based lending group, Fleet Bank, from 1995 to 1997.

  Brett Diment
  Managing Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1991 and the Funds in 2002.
    o Over 12 years of investment industry experience.
    o Head of Emerging Market Debt for London Fixed Income and responsible for coordinating research into Continental European Markets and managing global fixed income, balanced and cash based portfolios: London.

  Timothy Vile
  Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1991 with 6 years that included portfolio manager for fixed income portfolios at Equitable Capital Management.
    o Portfolio Manager for Enhanced Fixed Income: London.
    o Joined the Funds in 2002.

Scudder Variable Series I -- Bond Portfolio and Scudder Variable Series II -- Scudder Investment Grade Bond Portfolio

  David Baldt
  CFA, Managing Director of Deutsche Asset Management and Co-Manager of the
  Fund.
    o Joined Deutsche Asset Management in 1989 and the Funds in 2002.
    o Chief Investment Officer of the Fixed Income Fund Group.

  J. Christopher Gagnier
  Director of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1997 and the Funds in 2002.
    o Prior to that, portfolio manager, Paine Webber (1984-1997).
    o Analyst specializing in asset-backed securities and government investments.

  Gary Bartlett
  CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1992 and the Funds in 2002.
    o Analyst specializing in taxable municipal and government investments.
    o MBA, Drexel University.

  Warren Davis
  Director of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1995 and the Funds in 2002.
    o Analyst specializing in mortgage- and asset-backed securities.
    o MBA, Drexel University.
    o Analyst specializing in asset-backed securities and government securities.

  Daniel Taylor
  CFA, Vice President of Deutsche Asset Management and Co-Manager of the Fund
    o Joined Deutsche Asset Management in 1998 and the Funds in 2002.
    o Prior to that, fixed income portfolio manager, asset-backed securities analyst and senior credit analyst, CoreStates Investment Advisors, from 1992 to 1998.

  Thomas Flaherty
  Director of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1995 and the Funds in 2002.
    o Analyst specializing in corporate bonds and mortgages.

  Andrew Cestone
  Director of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1998 and the Funds in 2002.
    o Prior to that, Investment Analyst, Phoenix Investment Partners, from 1997 to 1998. Prior to that, Credit Officer, asset based lending group, Fleet Bank, from 1995 to 1997.

  Brett Diment
  Managing Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1991 and the Funds in 2002.
    o Over 12 years of investment industry experience.
    o Head of Emerging Market Debt for London Fixed Income and responsible for coordinating research into Continental European Markets and managing global fixed income, balanced and cash based portfolios: London.

  Timothy Vile
  Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1991 with 6 years that included portfolio manager for fixed income portfolios at Equitable Capital Management.
    o Portfolio manager for Enhanced Fixed Income: London.
    o Joined the Funds in 2002.

Scudder Variable Series I -- Capital Growth Portfolio and Scudder Variable Series II -- Scudder Growth Portfolio

  William Gadsden
  CFA, Managing Director of Deutsche Asset Management and Co-Manager of the
  Fund.
    o Joined Deutsche Asset Management in 1983.
    o Joined Capital Growth Portfolio in 1989.
    o Joined Scudder Growth Portfolio in 2002.
    o Over 21 years of investment industry experience.
    o MBA, Wharton Business School, University of Pennsylvania.

  Jesse Stuart
  Senior Vice President of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1996 and the Funds in 2002.
    o Over 6 years of investment industry experience.

Scudder Variable Series I -- Global Discovery Portfolio

  Gerald Moran
  CFA, Managing Director of Deutsche Asset Management and Co-Manager of the
  Fund.
    o Joined Deutsche Asset Management's equity research and management area in 1968 as an analyst, has focused on small company stocks since 1982 and has been a portfolio manager since 1985.
    o Over 34 years of investment industry experience.
    o Joined the Fund in 1996.

  Sewall Hodges
  CFA, Managing Director of Deutsche Asset Management and Co-Manager of the
  Fund.
    o Joined Deutsche Asset Management in 1995 and the Fund in 2002.
    o Over 24 years of investment industry experience.
    o MBA, Wharton Business School, University of Pennsylvania.

Scudder Variable Series I -- Health Sciences Portfolio

  James Fenger
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1983 and the Fund in 2001.
    o Over 19 years of investment industry experience.
    o MBA, University of Wisconsin.

  Leefin Lai
    o Senior Vice President of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 2001 and the Fund in 2002.
    o Over 19 years of investment industry experience.
    o MBA, University of Illinois.

  Thomas Bucher

  CFA, Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1995, previously serving as analyst for European Chemical, Oil, Steel and Engineering sectors and analyst/portfolio manager for Eastern European equity, after 1 year of experience as a trainee for Deutsche Bank.
    o Head of global equity research team for health care sector and portfolio manager for European Equity: Frankfurt.
    o MA, University of Tuegingen, Germany.
    o Joined the Fund in 2002.

Scudder Variable Series I -- International Portfolio

  Irene Cheng*
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1983 and the Fund in 1997.
    o Over 16 years of investment industry experience.
    o MS, Massachusetts Institute of Technology.
    o MBA, Harvard Business School.

  Clare Brody*
  CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1993 and the Fund in 2002.
    o Portfolio manager with primary focus on European markets and senior analyst covering global telecommunications and pulp and paper.
    o 10 years of investment industry experience.

  Marc Slendebroek*
  Vice President of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1994 and the Fund in 1999.
    o Over 13 years of investment industry experience.
    o MA, University of Leiden (Netherlands).

  Joseph DeSantis**
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 2000 and the Fund in 2002.
    o Oversees all equity portfolio managers based in the Americas region.
    o Chief Investment Officer at Chase Trust Bank in Tokyo, Japan, a division of Chase Global Asset Management and Mutual Funds (1996-2000).
    o Head of International Equities at Chase in New York (1992-1996).
    o Positions as a portfolio manager at Chase (1990-1992). Founding partner, investment strategist at Strategic Research International, Inc.

  Alex Tedder+
  Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1994. Previously managing European equities and responsible for insurance sector with 4 years of experience at Schroder Investment Management.
    o Head of International Select Equity strategy; portfolio manager and analyst for Core EAFE strategy: London.
    o MA, Freiburg University.
    o Joined the Fund in 2002.

  Stuart Kirk+
  Associate Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1995 as analyst and fund manager in London, having since served as portfolio manager and analyst for International Equity in Sydney.
    o Portfolio manager for EAFE Equity and global equity analyst for Business Services & Transport sector: London.
    o MA, Cambridge University.
    o Joined the Fund in 2002.

Scudder Variable Series II -- Scudder Blue Chip Portfolio

  Joshua Feuerman
  CFA, Managing Director of Deutsche Asset Management and Co-Manager of the
  Fund.
    o Joined Deutsche Asset Management in 1999 and the Fund in 2002.
    o Head of Global Quantitative Equity: New York.
    o 10 years of experience at State Street Global Advisors where he served as head of international strategies, including emerging and developed markets, and earlier in product engineering and international equity research.
    o MBA, University of Chicago.

  Michael Patchen
  Assistant Vice President of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 2000, with 4 years of experience including global strategies associate at AQR Capital Management and asset allocation analyst at Goldman Sachs Asset Management.
    o Portfolio manager of international quantitative strategies: New York.
    o Joined the Fund in 2002.

Scudder Variable Series II -- Scudder Focus Value+Growth Portfolio
  Dreman Value Management, L.L.C is the subadvisor to the value portion of the Portfolio.

  David Dreman
  Lead Portfolio Manager
    o Began investment career in 1957.
    o Joined the Fund in 2002.
    o Founder and Chairman, Dreman Value Management, L.L.C. since 1977.

  F. James Hutchinson
    o Began investment career in 1986.
    o Joined the Fund in 2002.
    o Prior to joining Dreman Value Management, L.L.C. in 2000, associated with The Bank of New York for over 30 years in both the corporate finance and trust/investment management areas, including President of The Bank of New York (NJ).

Scudder Variable Series II -- Scudder Global Blue Chip  Portfolio

  William Holzer
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1980 and the Fund in 1998.
    o Over 24 years of experience in global investing.
    o MBA, New York University.

  Steve Wreford
  Vice President of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 2001 and the Fund in 2002.
    o Responsible for European Telecommunications Research.
    o Prior to that, served as equity analyst responsible for European telecommunication research, after five years of experience as telecommunication and technology equity analyst for CCF International; CCF Charterhouse, London and as management consultant for KPMG, U.K..
    o Chartered Account (U.S. CPA equivalent).

  Peter Crays
  Senior Associate of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1999 and the Fund in 2002.
    o Vice president/research manager for the Americas, IBES International, Inc. from 1994 to 1999.
    o MBA, Fordham University.

  Nick Bratt
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1976 and since that time has over 26 years of experience in international investing.
    o Joined the Fund in 1998.

Scudder Variable Series II -- Scudder Government Securities Portfolio

  Scott Dolan
  Senior Vice President of Deutsche Asset Management and Lead Manager of the
  Fund.
    o Joined Deutsche Asset Management in 1989 and the Fund in 1998.
    o Over 13 years of investment industry experience.
    o MS, Boston College.

  John Dugenske
  CFA, Managing Director of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in 1998 and the Fund in 1998.
    o Over 12 years of investment experience.
    o MSME, University of Illinois.
    o MBA, University of Illinois.

  Sean McCaffrey
  CFA, Managing Director of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in 1996 after five years of experience as fixed income analyst specializing in synthetic GIC bond portfolios at Fidelity Investments.
    o Portfolio manager for Stable Value strategies, responsible for overseeing the group's stable value and bond index efforts in asset-backed and mortgage-backed securities as well as other financial instruments underlying synthetic GICs: New York.
    o MBA, Yale University.
    o Joined the Fund in 2002.

  William Chepolis
  CFA, Senior Vice President of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in 1998 and the Fund in 2002.
    o Previously worked at Norwest Bank Minnesota, N.A. (now Wells Fargo Bank) as a portfolio manager (1983-1988, 1993-1998) and foreign exchange currency and option trader (1988-1995).

Scudder Variable Series II -- Scudder High-Yield Portfolio

  Andrew Cestone
  Director of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1998 and the Fund in 2002.
    o Prior to that, investment analyst, Phoenix Investment Partners, from 1997 to 1998; prior to that, credit officer, asset based lending group, Fleet Bank, from 1995 to 1997.

  Harry Resis, Jr.
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund through May 2002.
    o Joined Deutsche Asset Management in 1988 to direct the fixed income department's taxable fixed-income trading.
    o Over 34 years of investment industry experience.
    o Joined the Fund in 1992.

Scudder Variable Series II -- Scudder International Research Portfolio

  Elizabeth van Caloen
  Portfolio Manager, Managing Director of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1987 and the Fund in 2002.
    o Responsible for Japanese research, focusing on consumer goods, retail and pharmaceutical companies.
    o MA, Indiana University.
    o MA, Princeton University.
    o MBA, New York University.

  Alicia Damley
  CFA, Vice President of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 2001 and the Fund in 2002.
    o Global equity analyst specializing in European insurance stocks.
    o Prior to that, DuPont Capital Management, portfolio analyst in international equities; Deloitte Touche Tohmatsu; analyst of global financial services companies.
    o MBA, University of Toronto.
    o Chartered Accountant.

  Ahmad Zuaiter
  Vice President of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 2000 and the Fund in 2002.
    o Global research analyst responsible for Middle East and North Africa
      Region.
    o Prior to that, EFG-Hermes, Manager, Regional & GDR Trading; Arabian General Investment Corporation, portfolio manager, Capital Markets; Merrill Lynch & Company, Inc., Associate International Equity Trading.
    o MBA, Harvard Business School.

Scudder Variable Series II -- Scudder New Europe Portfolio

  Joseph Axtell**
  CFA, Vice President of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in 2001 and the Fund in 2002.
    o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
    o Director, International Research at PCM International (1989-1996).
    o Associate Manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
    o Analyst at Prudential-Bache Capital Funding in London (1987-1988).
    o Equity analyst in the health care sector at Prudential Equity Management Associates (1985-1987).

  Alexander (Sandy) Black+
  Managing Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1994 and the Fund in 2002.
    o Head of European Equity portfolio selection team, portfolio manager Europe ex-U.K. & Euroland Equity, and head of European Equity local research team: London.
    o MA, Cambridge University.

  Joerg Breedveld+
  Managing Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1991 as a portfolio manager, previously serving as investment advisor and financial analyst for German equities within Deutsche Bank Research.
    o Joined the Fund in 2002.
    o Head of global portfolio selection team for Europe ex-U.K. and Euroland Equities, member of European portfolio selection team, European Mid-Cap Equity analyst and portfolio manger for German and Europe Equities:
      Frankfurt.

  Michael Schmidt+

  CFA, Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1994 after 2 years of experience as a trainee for Deutsche Bank, Inglostadt.
    o Joined the Fund in 2002.
    o Head of global equity research team for Telecom Services sector and portfolio manager for European Equity and European ex-U.K. & Euroland
      Equity: Frankfurt.
    o Hochschule fuer Bankwirtschaft (private banking college), Germany.

  Katrina Mitchell+
  Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1993 as a Graduate Trainee.
    o Portfolio manager for European Equity and European ex-U.K. & Euroland Equity and member of the European Equity local research team: London.
    o Joined the Fund in 2002.

  Nigel Ridge+
  Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1994 after 6 years at Schroder Investment Management.
    o Portfolio manager for U.K. Equity, European Equity, European ex U.K. & Euroland Equity and U.K. Blue Chip Fund and member of U.K. and European Equity local research teams: London.
    o Joined the Fund in 2002.

Scudder Variable Series II -- Scudder Strategic Income Portfolio

  Jan Faller
  Managing Director of Deutsche Asset Management and Lead Manager of the Fund.
    o Joined Deutsche Asset Management in 1999 and the Fund in 2000.
    o Over 12 years of investment industry experience.
    o PanAgora Asset Management, Bond and Currency Investment Manager from 1995 to 1999.
    o MBA, Amos Tuck School, Dartmouth College.

  Greg Boal
  Managing Director of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in 2000 and the Fund in 2002.
    o Previously served as senior vice president and director of the Fixed Income Division of Chicago-based ABN AMRO Asset Management USA.; manager of the corporate bond department at ABN AMRO from 1997 to 2000.
    o MS, Finance, University of Wyoming.

Scudder Variable Series II -- Technology Growth Portfolio

  Blair Treisman
  Vice President of Deutsche Asset Management and Lead Manager of the Fund.
    o Joined Deutsche Asset Management in 1999 and the Fund in 2000.
    o Prior to that, Business Services Analyst at Salomon Smith Barney (1999); Senior Research Analyst and Hedge Fund Manager at Midtown Research Group (1998-1999); Senior Analyst, Small Cap Growth Equities Group at Putnam Investments from 1994-1998.
    o MBA, Columbia Graduate School of Business.

  Jonathan Wild
  CA, Managing Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1996, previously serving as portfolio manager and analyst for U.K. equities specializing in the Telecoms sector, London, after 9 years of experience as fund manager for Finsbury Asset Management and analyst at BZW having previously qualified as a chartered accountant at KPMG.
    o Head of global equity research team for Hardware & Equipment sector, based in New York: London.
    o Joined the Fund in 2002.

  Stephen Scott
  Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1996, previously serving as team leader of Software and IT services, London, and analyst/portfolio manager, Sydney, after 1 year of experience as credit analyst for Westpac Banking Corporation; lecturer at Securities Institute of Australia.
    o Head of global equity research team for Software & Services sector: New York.
    o Graduate diploma from Securities Institute of Australia.
    o Joined the Fund in 2002.

Scudder Variable Series I -- Money Market Portfolio and Scudder Variable Series II -- Scudder Money Market Portfolio

  Effective April 8, 2002, a new group of
  investment professionals will be responsible for the day-to-day management of each Fund. These investment professionals have several years of experience managing money market funds.


* During the interim period, will become an employee of a Deutsche affiliate, and serve as a Consultant to the Portfolio's advisor. Thereafter, will serve as a Co-Manager of the Portfolio.

** After the interim period, will no longer serve as a Co-Manager of the Portfolio.

+ Currently an employee of a Deutsche affiliate, serving as a Consultant to the Portfolio's advisor. After the interim period, will serve as a Co-Manager of the Portfolio.


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